Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (464,230)	$ (434,399)
Property and equipment, net	$ 89,742	157,499
Fixture, furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Useful life Years	5 years
Property and equipment, gross	$ 60,017	63,474
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Useful life Years	5 years
Property and equipment, gross	$ 493,955	$ 528,424